UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3455

North Carolina Capital Management Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Cash Portfolio

September 30, 2009

1.807740.105

NCC-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper (e) - 62.7%
Due Date	Yield (a)	Principal Amount	Value
Banco Bilbao Vizcaya Argentaria SA (London Branch)
11/23/09	0.40%	$ 25,000,000	$ 24,985,278
BNP Paribas Finance, Inc.
10/13/09 to 11/16/09	0.18 to 0.50	300,000,000	299,931,331
Caisse Nationale des Caisses d' Epargne et de Prevoyance
10/2/09 to 11/19/09	0.45 to 0.75	38,800,000	38,795,482
Calyon North America
12/2/09 to 6/4/10	0.60 to 0.68	260,000,000	259,237,729
CBA Finance, Inc.
11/23/09 to 12/1/09	0.27 to 0.54	256,500,000	256,346,291
Commerzbank U.S. Finance, Inc.
10/23/09 to 1/14/10	0.25 to 0.53	202,000,000	201,893,171
Dakota Notes (Citibank Credit Card Issuance Trust)
10/5/09 to 10/28/09	0.23 to 0.60	235,730,000	235,697,928
Danske Corp.
11/3/09	0.21	40,000,000	39,992,300
DnB NOR Bank ASA
10/6/09	0.16	100,000,000	99,997,778
Emerald Notes (BA Credit Card Trust)
10/1/09 to 10/30/09	0.65 to 1.20	181,563,000	181,544,804
Falcon Asset Securitization Corp.
10/6/09 to 10/30/09	0.17 to 0.19	29,000,000	28,996,079
Gotham Funding Corp.
10/9/09 to 10/19/09	0.23	13,000,000	12,998,888
Groupe BPCE
11/2/09 to 12/8/09	0.48 to 0.51	65,000,000	64,957,550
HVB U.S. Finance, Inc.
10/2/09 to 11/10/09	0.50 to 0.55	74,000,000	73,971,736
Intesa Funding LLC
10/16/09 to 1/15/10	0.22 to 0.62	184,000,000	183,971,323
Irish Republic
10/5/09 to 12/15/09	0.25 to 0.55	220,844,000	220,810,338
Kitty Hawk Funding Corp.
11/4/09	0.23	90,874,000	90,854,260
Landesbank Hessen-Thuringen
10/7/09 to 1/5/10	0.50 to 0.60	90,000,000	89,937,144
Natexis Banques Populaires U.S. Finance Co. LLC
10/1/09 to 1/8/10	0.28 to 0.65	199,000,000	198,929,119
Nationwide Building Society
10/13/09 to 10/30/09	0.51 to 0.53	83,000,000	82,977,553

Due Date	Yield (a)	Principal Amount	Value
Palisades Notes (Citibank Omni Master Trust)
10/1/09 to 10/7/09	0.90%	$ 58,000,000	$ 57,994,050
Pfizer, Inc.
4/20/10 to 4/30/10	0.60 to 0.65	24,000,000	23,914,285
Royal Bank of Scotland PLC
12/4/09 to 3/16/10	0.35 to 0.80	225,000,000	224,783,333
Salisbury Receivables Co. LLC
11/3/09	0.23	25,000,000	24,994,729
Sanpaolo IMI U.S. Financial Co.
11/17/09 to 12/17/09	0.58 to 0.72	135,000,000	134,861,117
Sheffield Receivables Corp.
10/26/09	0.25	67,984,000	67,972,197
Societe Generale North America, Inc.
10/20/09 to 11/6/09	0.25 to 1.03	270,000,000	269,919,986
Svenska Handelsbanken, Inc.
10/20/09	0.31	50,000,000	49,991,951
Toronto Dominion Holdings (USA)
10/2/09 to 2/9/10	0.50 to 1.87	241,000,000	240,853,097
UBS Finance, Inc.
11/25/09	0.44	50,000,000	49,966,389
UniCredito Italiano Bank (Ireland) PLC
11/23/09	0.45	65,000,000	64,956,938
Westpac Banking Corp.
12/9/09 to 5/11/10	0.31 to 0.70 (d)	129,000,000	128,911,758
TOTAL COMMERCIAL PAPER			4,025,945,912
U.S. Government and Government Agency Obligations - 5.1%

Other Government Related - 5.1%
Bank of America NA (FDIC Guaranteed)
10/29/09 to 12/14/09	0.33 to 0.55 (c)(d)	128,976,000	128,976,000
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
11/5/09 to 11/18/09	0.27 to 0.28 (b)	200,000,000	199,943,376
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			328,919,376
Federal Agencies - 19.2%

Fannie Mae - 2.5%
10/1/09 to 10/28/09	0.42 to 0.60 (d)	162,000,000	161,991,291
Federal Home Loan Bank - 12.8%
10/2/09 to 8/17/10	0.39 to 1.69 (d)	823,300,000	823,416,348
Federal Agencies - continued
Due Date	Yield (a)	Principal Amount	Value
Freddie Mac - 3.9%
12/3/09 to 12/10/09	0.27 to 0.31% (d)	$ 250,000,000	$ 249,901,622
TOTAL FEDERAL AGENCIES			1,235,309,261
U.S. Treasury Obligations - 5.6%

U.S. Treasury Bills - 4.0%
6/3/10 to 9/23/10	0.38 to 0.60	258,871,000	257,913,600
U.S. Treasury Notes - 1.6%
2/15/10	0.25	100,000,000	101,669,559
TOTAL U.S. TREASURY OBLIGATIONS			359,583,159
Repurchase Agreements - 7.4%
Maturity Amount
In a joint trading account at 0.04% dated 9/30/09 due 10/1/09 (Collateralized by U.S. Government Obligations) #	$ 471,799,524	471,799,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,421,556,708)	6,421,556,708
NET OTHER ASSETS - 0.0%	1,313,169
NET ASSETS - 100%	$ 6,422,869,877
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $199,943,376, or 3.1% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $128,976,000 or 2.0% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) Cash portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of cash portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$471,799,000 due 10/01/09 at 0.04%
BNP Paribas Securities Corp.	$ 471,799,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $6,421,556,708.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Term Portfolio

September 30, 2009

1.807741.105

NCT-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 97.7%
	Principal Amount	Value
U.S. Government Agency Obligations - 19.5%
Fannie Mae 3% 7/12/10	$ 14,500,000	$ 14,789,072
U.S. Treasury Obligations - 78.2%
U.S. Treasury Bills, yield at date of purchase 0.35% to 0.42% 7/29/10 to 8/26/10	59,328,000	59,184,668
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $73,918,854)		73,973,740
Cash Equivalents - 2.2%
Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.04%, dated 9/30/09 due 10/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $1,682,000)	$ 1,682,002	1,682,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $75,600,854)	75,655,740
NET OTHER ASSETS - 0.1%	67,899
NET ASSETS - 100%	$ 75,723,639
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,682,000 due 10/01/09 at 0.04%
BNP Paribas Securities Corp.	$ 1,682,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $75,601,023. Net unrealized appreciation aggregated $54,717, all of which was related to appreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and the Treasurer and Chief Financial Officer have concluded that the North Carolina Capital Management Trust 's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/ Boyce I. Greer
Boyce I. Greer
President

Date:	November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Boyce I. Greer
Boyce I. Greer
President

Date:	November 30, 2009
By:	/s/ John R. Hebble
John R. Hebble
Treasurer and Chief Financial Officer

Date:	November 30, 2009